ABERDEEN FUNDS

(the “Funds”)

Supplement dated January 9, 2017 to the Prospectus dated February 29, 2016, as amended March 9, 2016 and supplemented to date (the “Prospectus”)

The following is hereby added after the last paragraph of the section entitled “Fund Details — Additional Information about Investments, Investment Techniques and Risks (except for the Funds-of-Funds and Underlying Funds) — Foreign Securities Risk — China Risk — Direct China Securities” of the Prospectus:

Recently, non-Chinese investors, including the Funds, were granted access to additional mainland-China listed securities through the newly launched Shenzhen-Hong Kong Stock Connect Program.  Investing in China A shares through the Shenzhen-Hong Kong Stock Connect Program is subject to similar restrictions and risks as investing through the Stock Connect program, including quota and repatriation restrictions, liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

(the “Funds”)

Supplement dated January 9, 2017 to the Statement of Additional Information dated February 29, 2016, as amended March 9, 2016 and supplemented to date (the “SAI”)

The following is hereby added after the last paragraph of the section entitled “General Information about the Funds’ Portfolio Instruments and Investment Policies — Foreign Securities (including Developing Countries) — Investing in China — Stock Connect” of the SAI:

Recently, non-PRC investors, including the Funds, were granted access to additional PRC listed securities through the newly launched Shenzhen-Hong Kong Stock Connect Program (“Shenzhen Connect”, and together with Stock Connect, the “Connect Programs”).  Similar to Stock Connect, which connects Shanghai and Hong Kong, Shenzhen Connect provides access to non-PRC investors to eligible China A shares listed and traded on the Shenzhen Stock Exchange.   Shenzhen Connect is subject to similar quota limitations to those applicable to Stock Connect, which are daily and aggregate investment quotas that apply to all Connect Program participants rather than on an individual basis. Both Connect Programs are subject to similar risks, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk.

Please retain this Supplement for future reference.